Recapitalization Costs -displays the calculation of the listing costs recognized during the period (Details)	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Disclosure In Tabular Form Of Recapitalization Costs [Line Items]
Net deficit from SPAC transferred to the Group | $	$ 18,532,095
Balance Ending Number of shares	118,883,072
SPAC Class B Sponsor Shares	118,883,072
Total shares issued to SPAC	118,883,072
Total value transferred to the SPAC | $	$ 121,077,329
Recapitalization costs. | $	$ 139,609,424
Special Purpose Acquisiton Shares [Member]
Disclosure In Tabular Form Of Recapitalization Costs [Line Items]
Balance Beginning Number of shares	34,500,000
SPAC ordinary shares redeemed	(29,175,999)
Balance Ending Number of shares	13,949,001
SPAC Class B Sponsor Shares	13,949,001
Total shares issued to SPAC	13,949,001
Diluted share price at Closing Date | $ / shares	$ 8.68
Special Purpose Acquisiton Shares [Member] | Common Shares A [Member]
Disclosure In Tabular Form Of Recapitalization Costs [Line Items]
Balance Ending Number of shares	5,324,001
SPAC Class B Sponsor Shares	5,324,001
Total shares issued to SPAC	5,324,001
Special Purpose Acquisiton Shares [Member] | Common Shares B [Member]
Disclosure In Tabular Form Of Recapitalization Costs [Line Items]
Balance Ending Number of shares	8,625,000
SPAC Class B Sponsor Shares	8,625,000
Total shares issued to SPAC	8,625,000